CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Statement of Comprehensive Income [Abstract]
Net loss	$ (43,399)	$ (41,154)	$ (29,544)
Other comprehensive income (loss), net of tax
Foreign currency translation adjustment, net of income tax expense of $101, $0 and $0 for the years ended December 31, 2015, 2014 and 2013, respectively	133	93	56
Unrealized (loss) gain on available-for-sale securities, net of income tax benefit of $25, $0 and $0 for the years ended December 31, 2015, 2014 and 2013, respectively	(39)	60	(156)
Reclassification of realized net losses on available-for-sale securities to net loss	0	136	0
Available-for-sale securities	(39)	196	(156)
Other comprehensive income (loss), net of tax	94	289	(100)
Comprehensive loss	$ (43,305)	$ (40,865)	$ (29,644)